Related Party Transactions (Details Narrative) (Mymd Pharmaceuticals Inc.) - Mymd Pharmaceuticals Inc. [Member] - Supera Pharmaceuticals, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Travel expenses	$ 793,000	$ 1,379,000
Outstanding travel expenses	$ 24,600